Investments - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) Investment	Dec. 31, 2015 USD ($) Investment
Schedule of Investments [Line Items]
Carrying value of investments held on deposit with various insurance departments and in other trusts			$ 28,098	$ 45,393
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities | Investment			1,088	1,294
Mortgage loan on real estate			$ 10,351,741	$ 8,788,018
Fair value of securities on loan			2,798,597	2,392,657
Collateral held			2,888,157	2,480,910
Non Cash collateral received			326,938	0
Collateral held from securities lending agreements	[1]		2,561,219	2,480,910
Fair value of reverse repurchase agreements			100,000	0
Fair value of reverse repurchase agreements, collateral			100,000	0
Realized investment gain upon initial consolidation				31,832
Acquired loans			192,380	224,083
Available-for-sale, at fair value			87,546,971	80,734,468
Notes payable			76,916	84,761
Other liabilities			$ 3,673,122	$ 4,240,504
CALIFORNIA | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level			28.10%	27.70%
Mortgage loan on real estate			$ 2,925,356	$ 2,448,008
ILLINOIS | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level			10.40%	11.60%
Mortgage loan on real estate			$ 1,085,445	$ 1,025,605
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Available-for-sale, at fair value			19,833	26,941
Preferred stock
Schedule of Investments [Line Items]
Other liabilities			32,195	32,195
Collateralized debt obligations
Schedule of Investments [Line Items]
Assets purchased by the Company		$ 96,046
Available-for-sale, at fair value			19,931	21,164
Collateralized debt obligations | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Liquidated assets at auction		$ 163,389
Acquired loans			43,640	44,527
Available-for-sale, at fair value			10,604	12,611
Junior tranche Notes
Schedule of Investments [Line Items]
Notes payable			565	2,789
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Collateral held from securities lending agreements			1,445,249	2,480,910
Short-term Investments
Schedule of Investments [Line Items]
Collateral held from securities lending agreements			$ 1,115,970	0
Minimum
Schedule of Investments [Line Items]
Interest rates on investments in new mortgage loans			3.00%
Maximum
Schedule of Investments [Line Items]
Interest rates on investments in new mortgage loans			4.60%
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities			$ 763,051	$ 1,773,647
Percentage of unrealized loss			90.20%	83.90%

[1]	There is no contractual maturity on the loan agreements. The related loaned security could be returned to the Company on the next business day with notice from the counterparty and the Company would be required to return the cash collateral immediately.